Contents of Significant Accounts - Significant Components of Deferred Income Tax Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	$ 5,478,269	$ 197,486	$ 6,665,976
Deferred income tax liabilities	(2,323,917)	$ (83,775)	(1,965,108)
Net deferred income tax assets	3,154,352		4,700,868	$ 5,342,127
Depreciation [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	2,155,961		2,116,855
Deferred income tax liabilities	(78,792)		(156,000)
Loss carry-forward [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	62,367		685,531
Defined benefit plan [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	770,847		828,410
Refund liabilities [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	140,861		240,165
Allowance for inventory valuation losses [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	433,630		595,910
Investment loss [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	349,794		389,743
Unrealized profit on intercompany sales [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	1,125,370		1,348,202
Others [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	439,439		461,160
Deferred income tax liabilities	0		(687)
Unrealized exchange gain (losses) [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	(580,191)		(559,334)
Investment gain [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	(1,354,740)		(933,038)
Bonds [Member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	(6,353)
Amortizable assets [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	$ (303,841)		$ (316,049)